Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Tax losses for which deferred tax assets recognized	$ 108.9	$ 111.2
Unused tax losses for which no deferred tax asset recognized	$ 34.2	$ 34.3